SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES OF

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris NY Variable Annuity

Polaris II NY Variable Annuity

WM Diversified Strategies III NY Variable Annuity

FSA Advisor Variable Annuity

Polaris Choice NY Variable Annuity

Polaris II A-Class Platinum Series NY Variable Annuity

Polaris Advantage NY Variable Annuity

Polaris Choice III NY Variable Annuity

Polaris Advantage NY Variable Annuity

FS VARIABLE ANNUITY ACCOUNT ONE

ICAP II NY Variable Annuity

FS VARIABLE ANNUITY ACCOUNT TWO

Vista Capital Advantage NY Variable Annuity

OUR ANNUITY SERVICE CENTER ADDRESS HAS CHANGED. IF YOU HAVE QUESTIONS ABOUT YOUR CONTRACT OR NEED TO CONTACT US, PLEASE WRITE TO ANNUITY SERVICE CENTER, P.O. BOX 15570, AMARILLO, TX 79105 OR CALL (800) 445-7862.

THE FOLLOWING INFORMATION PERTAINS TO THE INCOME PHASE SECTION AND THE LATEST ANNUITY DATE:

As previously communicated to you, if your Latest Annuity Date, as defined by your contract, is earlier than age 95, you may be eligible for an extension of the Accumulation Phase to the first business day of the month following your 95th birthday.

In accordance with the Company’s final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for an extension, you must notify us that you want to extend your Accumulation Phase. The Company cannot automatically extend your Accumulation Phase. If you do not notify us, your contract will be annuitized on the Latest Annuity Date using the default option specified in your contract. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.

Dated: May 1, 2013

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Choice NY Variable Annuity

The United States Life Insurance Company in the City of New York (“US Life”) is amending the Prospectus for the purpose of adding the following information.

INVESTMENT OPTIONS

The following Underlying Funds are hereby available as variable investment options under the contract:

Underlying Funds	Managed by	Trust	Asset Class

SunAmerica Dynamic Allocation Portfolio	SunAmerica Asset Management Corp. and AllianceBernstein L.P.	SAST	BALANCED

SunAmerica Dynamic Strategy Portfolio	SunAmerica Asset Management Corp. and AllianceBernstein L.P.	SAST	BALANCED

SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio

SunAmerica Series Trust (“SAST”) offers the SunAmerica Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and the SunAmerica Dynamic Strategy Portfolio (“Dynamic Strategy Portfolio”). SunAmerica Asset Management Corp. (“SAAMCo”) is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the “Subadviser”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio’s Board of Trustees, including a majority of the Independent Trustees. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

Dated: May 1, 2013

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES of

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

PolarisAmerica Variable Annuity

Polaris Choice III Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARTE ACCOUNT

Polaris Choice Variable Annuity

On or about April 29, 2013, Columbia VP-High Income Fund merged into Columbia VP-Income Opportunities Fund.

Dated: May 1, 2013

Please keep this Supplement with your Prospectus